UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Global Equity Fund
(Effective July 12, 2013, the Fund changed its name from
DWS Diversified International Equity Fund to DWS Global Equity Fund)
	Shares	Value ($)
Common Stocks 91.1%
Belgium 1.7%
Anheuser-Busch InBev NV (Cost $822,426)	11,000	1,056,129
Canada 4.0%
Brookfield Asset Management, Inc. "A"	36,000	1,332,256
Canadian Pacific Railway Ltd.	9,700	1,191,180

(Cost $2,573,367)		2,523,436
Finland 0.7%
Stora Enso Oyj "R" (Cost $491,076)	60,000	443,711
France 4.6%
Edenred	22,000	706,717
Etablissements Maurel et Prom	18,000	293,648
LVMH Moet Hennessy Louis Vuitton SA	3,500	639,284
Pernod-Ricard SA	11,000	1,309,520

(Cost $2,741,868)		2,949,169
Germany 4.7%
BASF SE	7,400	656,120
Fresenius Medical Care AG & Co. KGaA	18,000	1,137,759
Osram Licht AG*	193	7,535
SAP AG	7,400	544,907
Stada Arzneimittel AG	13,000	608,833

(Cost $2,874,683)		2,955,154
Indonesia 2.1%
PT Gudang Garam Tbk	143,000	588,644
PT Indofood CBP Sukses Makmur Tbk	700,000	764,987

(Cost $1,451,881)		1,353,631
Ireland 2.1%
Alkermes PLC*	6,000	201,480
Experian PLC	38,500	720,903
Shire PLC	12,000	438,044

(Cost $1,218,761)		1,360,427
Italy 0.9%
Unipol Gruppo Finanziario SpA (Cost $502,426)	150,000	574,033
Korea 1.0%
Hyundai Motor Co. (Cost $623,313)	3,200	661,554
Luxembourg 2.1%
Eurofins Scientific	1,100	241,430
Millicom International Cellular SA (SDR)	6,700	534,937
RTL Group SA	6,000	536,390

(Cost $1,248,580)		1,312,757
Malaysia 1.0%
IHH Healthcare Bhd.* (Cost $677,094)	520,000	640,605
Mexico 2.3%
Fomento Economico Mexicano SAB de CV (ADR)	11,000	1,094,390
Grupo Aeroportuario del Sureste SAB de CV (ADR)	3,100	367,226

(Cost $1,465,432)		1,461,616
Netherlands 1.5%
ASML Holding NV (Cost $595,063)	10,400	939,717
Norway 0.6%
DNO International ASA* (Cost $346,821)	177,000	382,291
Philippines 1.1%
Metropolitan Bank & Trust Co. (Cost $703,855)	278,000	678,619
Russia 1.0%
Sberbank of Russia (ADR) (Cost $666,499)	54,000	625,860
Sweden 5.9%
Atlas Copco AB "A"	23,000	598,403
Meda AB "A"	48,000	558,867
Svenska Cellulosa AB "B"	29,000	766,325
Swedish Match AB	31,000	1,155,642
Telefonaktiebolaget LM Ericsson "B"	57,241	678,703

(Cost $3,503,188)		3,757,940
Switzerland 3.2%
Nestle SA (Registered)	12,168	823,282
Novartis AG (Registered)	5,975	429,121
Pentair Ltd. (Registered)	12,700	775,716

(Cost $1,423,862)		2,028,119
Taiwan 0.7%
Ginko International Co., Ltd. (Cost $465,511)	25,000	451,853
Turkey 0.5%
Turkiye Halk Bankasi AS (Cost $326,465)	40,000	299,048
United Kingdom 4.0%
Aveva Group PLC	19,500	715,198
BP PLC	142,000	981,145
Intertek Group PLC	18,000	827,082

(Cost $2,618,611)		2,523,425
United States 45.4%
Aegerion Pharmaceuticals, Inc.*	4,500	412,155
Agilent Technologies, Inc.	6,800	304,164
Allergan, Inc.	8,500	774,520
Alliance Data Systems Corp.*	7,000	1,384,460
Amphenol Corp. "A"	15,000	1,178,400
Beam, Inc.	17,000	1,104,830
Bristol-Myers Squibb Co.	10,000	432,400
CBRE Group, Inc. "A"*	36,000	834,120
Cerner Corp.*	13,000	637,000
Colfax Corp.*	14,000	742,980
Danaher Corp.	12,500	841,750
DIRECTV*	11,500	727,605
Dynavax Technologies Corp.*	63,000	83,790
Edwards Lifesciences Corp.*	9,000	642,420
Exxon Mobil Corp.	6,700	628,125
FMC Technologies, Inc.*	15,000	799,500
General Electric Co.	33,000	804,210
Google, Inc. "A"*	650	576,940
JPMorgan Chase & Co.	22,000	1,226,060
L Brands, Inc.	17,500	975,975
Las Vegas Sands Corp.	18,000	1,000,260
MasterCard, Inc. "A"	2,200	1,343,342
McDonald's Corp.	9,000	882,720
Microsoft Corp.	18,700	595,221
Monster Beverage Corp.*	9,000	548,910
National Oilwell Varco, Inc.	9,700	680,649
Neurocrine Biosciences, Inc.*	14,000	195,860
Noble Energy, Inc.	13,000	812,370
NPS Pharmaceuticals, Inc.*	10,500	189,105
Onyx Pharmaceuticals, Inc.*	1,500	196,950
Orexigen Therapeutics, Inc.*	24,000	182,400
Pall Corp.	11,000	769,560
Pfizer, Inc.	22,000	643,060
Praxair, Inc.	10,000	1,201,700
Precision Castparts Corp.	4,900	1,086,428
Rackspace Hosting, Inc.*	12,500	566,125
Schlumberger Ltd.	14,000	1,138,620
Tractor Supply Co.	5,000	605,650
United Technologies Corp.	8,200	865,674
Volcano Corp.*	7,100	141,787

(Cost $28,693,619)		28,757,795

Total Common Stocks (Cost $56,034,401)		57,736,889
Participatory Note 1.1%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015* (Cost $743,600)	5,500,000	676,368
Cash Equivalents 9.0%
Central Cash Management Fund, 0.05% (a) (Cost $5,709,104)	5,709,104	5,709,104

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $62,487,105) †	101.2	64,122,361
Other Assets and Liabilities, Net	(1.2)	(730,259)

Net Assets	100.0	63,392,102

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $62,944,060.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $1,178,301.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,561,441 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,383,140.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
SDR: Swedish Depositary Receipt

At July 31, 2013 the DWS Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	10,305,364	17.7%
Health Care	9,543,603	16.3%
Consumer Staples	9,212,659	15.8%
Information Technology	8,523,013	14.6%
Financials	6,246,364	10.7%
Consumer Discretionary	6,029,438	10.3%
Energy	5,716,348	9.8%
Materials	2,301,531	3.9%
Telecommunication Services	534,937	0.9%
Total	58,413,257	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)
Belgium	$—	$1,056,129	$—	$1,056,129
Canada	2,523,436	—	—	2,523,436
Finland	—	443,711	—	443,711
France	—	2,949,169	—	2,949,169
Germany	—	2,955,154	—	2,955,154
Indonesia	—	1,353,631	—	1,353,631
Ireland	201,480	1,158,947	—	1,360,427
Italy	—	574,033	—	574,033
Korea	—	661,554	—	661,554
Luxembourg	—	1,312,757	—	1,312,757
Malaysia	—	640,605	—	640,605
Mexico	1,461,616	—	—	1,461,616
Netherlands	—	939,717	—	939,717
Norway	—	382,291	—	382,291
Philippines	—	678,619	—	678,619
Russia	—	625,860	—	625,860
Sweden	—	3,757,940	—	3,757,940
Switzerland	775,716	1,252,403	—	2,028,119
Taiwan	—	451,853	—	451,853
Turkey	—	299,048	—	299,048
United Kingdom	—	2,523,425	—	2,523,425
United States	28,757,795	—	—	28,757,795
Participatory Note	—	676,368	—	676,368
Short-Term Investments	5,709,104	—	—	5,709,104

Total	$39,429,147	$24,693,214	$—	$64,122,361

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Equity Fund (formerly DWS Diversified International Equity Fund), a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013